Option Activity Baidu. Inc (Detail) - Parent Company - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Number of share options
Outstanding, December 31, 2024		16,363,784
Granted		744,768
Exercised		(1,336,600)
Forfeited/Cancelled		(5,731,800)
Outstanding, December 31, 2025		10,040,152	16,363,784
Vested and expected to vest at December 31, 2025		9,908,816
Exercisable at December 31, 2025		9,263,816
Weighted average exercise price (US$)
Outstanding, December 31, 2024	[1]	$ 19
Granted	[1]	11
Exercised	[1]	12
Forfeited/Cancelled	[1]	25
Outstanding, December 31, 2025	[1]	16	$ 19
Vested and expected to vest at December 31, 2025	[1]	16
Exercisable at December 31, 2025	[1]	$ 17
Weighted average remaining contractual life (Years)
Outstanding		3 years 8 months 12 days	3 years 4 months 24 days
Vested and expected to vest at December 31, 2025		3 years 7 months 6 days
Exercisable at December 31, 2025		3 years 2 months 12 days
Aggregate intrinsic value (US$ in millions)
Outstanding		$ 25	$ 0
Vested and expected to vest at December 31, 2025		24
Exercisable at December 31, 2025		$ 21

[1]	Represents the exercise price per Class A ordinary share, and each ADS represents eight Class A ordinary shares.